Summary of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Provisions	$ 1,976	$ 1,977	$ 1,576
Pension liabilities	2,328	2,194	1,071
Total other non-current liabilities	$ 4,304	$ 4,171	$ 2,647